Note 13 - Long-term Debt	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
13.	Long-term debt

	As at December 31,
	2020	2019

Revolving Credit Facility	$213,239	$371,929
Senior Notes	255,790	234,901
Capital leases maturing at various dates through 2022	2,430	854
Other long-term debt maturing at various dates up to 2022	8,436	3,720
	479,895	611,404
Less: current portion	9,024	4,223

Long-term debt - non-current	$470,871	$607,181

The Company has a multi-currency senior unsecured revolving credit facility (the “Revolving Credit Facility”) of
$1,000,000.
The Revolving Credit Facility has a
5
-year term ending
April 30, 2024
and bears interest at an applicable margin of
1.25%
to
3.0%
over floating reference rates, depending on financial leverage ratios. The weighted average interest rate at
December 31, 2020
was
3%
(
2019
–
3.4%
). The Revolving Credit Facility had
$777,322
of available undrawn credit as at
December 31, 2020.
As of
December 31, 2020,
letters of credit in the amount of
$15,663
were outstanding (
$9,836
as at
December 31, 2019).
The Revolving Credit Facility requires a commitment fee of
0.25%
to
0.6%
of the unused portion, depending on certain leverage ratios. At any time during the term, the Company has the right to increase the Revolving Credit Facility by up to
$250,000
on the same terms and conditions.

The Company has outstanding
€210,000
of senior unsecured notes with a fixed interest rate of
2.23%
(the “Senior Notes”), which are held by a group of institutional investors. The Senior Notes have a
10
-year term ending
May 30, 2028.

The Revolving Credit Facility and the Senior Notes rank equally in terms of seniority and have similar financial covenants. The Company is required to maintain financial covenants including leverage and interest coverage. The Company was in compliance with these covenants as of
December 31, 2020.
The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The effective interest rate on the Company's long-term debt for the year ended
December 31, 2020
was
3.9%
(
2019
–
3.8%
). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five
years ending
December 31
and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2021	$9,023
2022	1,120
2023	713
2024	213,248
2025 and thereafter	255,791
$479,895